LEASE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Supplemental balance sheet information
Right-of-use assets	$ 16	$ 18
Lease liabilities - current	10	8
Lease liabilities - non-current	9	13
Total lease liabilities	$ 19	$ 21
weighted average remaining lease terms and discount rates
Weighted average remaining lease term (years)	1 year 1 month 17 days
Weighted average discount rate	7.50%